Short-term bank loans (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Short-term Bank Loans and Notes Payable	$ 6,619,370	$ 6,861,208
Loan payable One [Member] | Loan payable to Bank of China Lishui Branch [Member]
Short-term Bank Loans and Notes Payable	3,930,870	4,132,808
Loan payable Two [Member] | Loan payable to SPD Bank Lishui Branch [Member]
Short-term Bank Loans and Notes Payable	$ 2,688,500	$ 2,728,400